Distribution Date: Oct 25, 2006
DISTRIBUTION PACKAGE
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
October 25, 2006
September 25, 2006
September 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
Determination Date 18-Oct-06 Accrual Periods: Begin End
Record Date - X, P, R 25-Sep-06 Libor Certificates 9/25/2006 10/24/2006
Record Date - others 24-Oct-06 Others 9/1/2006 9/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Amounts
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Recovered
Amount
Balance
A1 5.43500% $129,258,000.00 $129,258,000.00 $61,223.16 $585,431.03 $646,654.19 N/A N/A $129,196,776.84
A2 5.39000% $340,869,000.00 $340,869,000.00 $2,161,456.87 $1,531,069.93 $3,692,526.80 N/A N/A $338,707,543.13
A3 5.38000% $177,785,000.00 $177,785,000.00 $1,309,617.03 $797,069.42 $2,106,686.45 N/A N/A $176,475,382.97
A4 5.43000% $28,746,000.00 $28,746,000.00 $0.00 $130,075.65 $130,075.65 N/A N/A $28,746,000.00
A5 5.49000% $205,997,000.00 $205,997,000.00 $0.00 $942,436.28 $942,436.28 N/A N/A $205,997,000.00
A6 5.64000% $83,712,000.00 $83,712,000.00 $0.00 $393,446.40 $393,446.40 N/A N/A $83,712,000.00
M1 5.59000% $37,794,000.00 $37,794,000.00 $0.00 $176,057.05 $176,057.05 0.00 $0.00 $37,794,000.00
M2 5.62000% $32,561,000.00 $32,561,000.00 $0.00 $152,494.02 $152,494.02 0.00 $0.00 $32,561,000.00
M3 5.67000% $19,769,000.00 $19,769,000.00 $0.00 $93,408.53 $93,408.53 0.00 $0.00 $19,769,000.00
M4 5.69000% $18,025,000.00 $18,025,000.00 $0.00 $85,468.54 $85,468.54 0.00 $0.00 $18,025,000.00
M5 5.71000% $16,862,000.00 $16,862,000.00 $0.00 $80,235.02 $80,235.02 0.00 $0.00 $16,862,000.00
M6 5.78000% $15,699,000.00 $15,699,000.00 $0.00 $75,616.85 $75,616.85 0.00 $0.00 $15,699,000.00
M7 6.13000% $14,536,000.00 $14,536,000.00 $0.00 $74,254.73 $74,254.73 0.00 $0.00 $14,536,000.00
M8 6.38000% $7,559,000.00 $7,559,000.00 $0.00 $40,188.68 $40,188.68 0.00 $0.00 $7,559,000.00
M9 7.28000% $8,140,000.00 $8,140,000.00 $0.00 $49,382.67 $49,382.67 0.00 $0.00 $8,140,000.00
B 7.59155% $11,629,000.00 $11,629,000.00 $0.00 $75,879.23 $75,879.23 0.00 $0.00 $11,629,000.00
X N/A $13,955,245.54 $13,955,245.54 $0.00 $2,060,303.80 $2,060,303.80 N/A $0.00 $13,955,245.54
P N/A $100.00 $100.00 $0.00 $18,032.54 $18,032.54 N/A N/A $100.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
LT-R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $1,162,896,245.54 $1,162,896,245.54 $3,532,297.06 $7,360,850.37 $10,893,147.43 $0.00 $0.00 $1,159,363,948.48
(1) Reflects the application of Net Funds Cap
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 32027LAA3 $1,000.00000000 $0.47365084 $4.52916671 $0.00000000 $999.52634916 LIBOR 5.33000%
A2 32027LAB1 $1,000.00000000 $6.34101919 $4.49166668 $0.00000000 $993.65898081 Swap Libor 5.33000%
A3 32027LAC9 $1,000.00000000 $7.36629654 $4.48333335 $0.00000000 $992.63370346
A4 32027LAD7 $1,000.00000000 $0.00000000 $4.52500000 $0.00000000 $1,000.00000000
A5 32027LAE5 $1,000.00000000 $0.00000000 $4.57500002 $0.00000000 $1,000.00000000
A6 32027LAF2 $1,000.00000000 $0.00000000 $4.70000000 $0.00000000 $1,000.00000000
M1 32027LAG0 $1,000.00000000 $0.00000000 $4.65833333 $0.00000000 $1,000.00000000
M2 32027LAH8 $1,000.00000000 $0.00000000 $4.68333344 $0.00000000 $1,000.00000000
M3 32027LAJ4 $1,000.00000000 $0.00000000 $4.72500025 $0.00000000 $1,000.00000000
M4 32027LAK1 $1,000.00000000 $0.00000000 $4.74166657 $0.00000000 $1,000.00000000
M5 32027LAL9 $1,000.00000000 $0.00000000 $4.75833353 $0.00000000 $1,000.00000000
M6 32027LAM7 $1,000.00000000 $0.00000000 $4.81666667 $0.00000000 $1,000.00000000
M7 32027LAN5 $1,000.00000000 $0.00000000 $5.10833310 $0.00000000 $1,000.00000000
M8 32027LAP0 $1,000.00000000 $0.00000000 $5.31666623 $0.00000000 $1,000.00000000
M9 32027LAQ8 $1,000.00000000 $0.00000000 $6.06666708 $0.00000000 $1,000.00000000
B 32027LAR6 $1,000.00000000 $0.00000000 $6.52500043 $0.00000000 $1,000.00000000
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Interest
A1 5.43500% $585,431.03 $0.00 $0.00 $0.00 $0.00 N/A $585,431.03 $0.00
A2 5.39000% $1,531,069.93 $0.00 $0.00 $0.00 $0.00 N/A $1,531,069.93 $0.00
A3 5.38000% $797,069.42 $0.00 $0.00 $0.00 $0.00 N/A $797,069.42 $0.00
A4 5.43000% $130,075.65 $0.00 $0.00 $0.00 $0.00 N/A $130,075.65 $0.00
A5 5.49000% $942,436.28 $0.00 $0.00 $0.00 $0.00 N/A $942,436.28 $0.00
A6 5.64000% $393,446.40 $0.00 $0.00 $0.00 $0.00 N/A $393,446.40 $0.00
M1 5.59000% $176,057.05 $0.00 $0.00 $0.00 $0.00 $0.00 $176,057.05 $0.00
M2 5.62000% $152,494.02 $0.00 $0.00 $0.00 $0.00 $0.00 $152,494.02 $0.00
M3 5.67000% $93,408.53 $0.00 $0.00 $0.00 $0.00 $0.00 $93,408.53 $0.00
M4 5.69000% $85,468.54 $0.00 $0.00 $0.00 $0.00 $0.00 $85,468.54 $0.00
M5 5.71000% $80,235.02 $0.00 $0.00 $0.00 $0.00 $0.00 $80,235.02 $0.00
M6 5.78000% $75,616.85 $0.00 $0.00 $0.00 $0.00 $0.00 $75,616.85 $0.00
M7 6.13000% $74,254.73 $0.00 $0.00 $0.00 $0.00 $0.00 $74,254.73 $0.00
M8 6.38000% $40,188.68 $0.00 $0.00 $0.00 $0.00 $0.00 $40,188.68 $0.00
M9 7.28000% $49,382.67 $0.00 $0.00 $0.00 $0.00 $0.00 $49,382.67 $0.00
B 7.83000% $73,568.48 $0.00 $2,310.75 $2,310.75 $0.00 $0.00 $75,879.23 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (subject to Net Funds Cap)
(2) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
B $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Supplemental Interest Trust (Swap Account):
Basis Risk Account:
Begininning Balance 1,000.00 Beginning Balance 1,000.00
Deposit: Investment Income 0.00 Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00 Deposit : required deposit from waterfall 2,310.75
Deposit: Counterparty Termination Payment 0.00 Withdrawal: for Basis Risk shortfalls 2,310.75
Deposits: remaining amounts from Waterfall 2,060,303.80 Withdrawal: to the Swap Account 0.00
Deposits: excess funds from Basis Risk Reserve Fund 0.00 Ending Balance 1,000.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Miscellaneous:
Withdrawal : to pay interest on certificates 0.00 Cumulative Recoveries 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Funds Shortfall 0.00
Withdrawal : to pay Deferred Amounts 0.00 PPTL Premiums 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to X, remaining amounts 2,060,303.80 A) Advances required to be made by Servicer 6,257,725.95
Ending Balance 1,000.00 B) Advances actually made by Servicer 6,257,725.95
C) Excess of A over B 0.00
Swap Notional Balance 0.00
Swap Payment made by the swap provider to the trust 0.00
Swap Payment made by the trust to the swap provider 0.00
Reconciliation:
Available funds (A):
Supplemental Interest Trust (Interest Rate Cap Account):
Servicer remittance 10,902,838.23
Begininning Balance 1,000.00 Net Funds from Basis Risk account 0.00
Deposit into Cap Account: 0.00 Swap Payments to Trust from Swap Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 10,902,838.23
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00 Distributions (B):
Withdrawal : to pay Basis Risk Shortfalls 0.00 Credit Risk Manager's Fee 9,690.80
Withdrawal : to X, remaining amounts 0.00 Payments to Counterparty from Swap Trust 0.00
Ending Balance 1,000.00 Total interest distributed 7,360,850.37
Total principal distributed 3,532,297.06
10,902,838.23
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Date
25-Oct-06
First Franklin Mortgage Loan Trust
Mortgage Pass-Through Certificates
STATEMENT TO CERTIFICATEHOLDERS
Series 2006-FF14
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 13,955,245.54
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 13,955,245.54
B) Ending Collateral Balance 1,159,363,948.48 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency % 0.000%
E) Class M-1 Enhancement % 13.692%
F) Applicable Delinq Limit % (If Snr < 0, 58.5% of M-1 Enh % , 41.75% of Snr Enh %) 7.077%
Excess interest distributions:
G) Cumulative Realized Losses 0.00 Excess available interest (includes OC release) (A): 2,062,614.55
H) Original Collateral Balance 1,162,896,245.54
I) Cumulative Loss % ( G / H) 0.000% 1) as additional principal to certificates 0.00
J) Applicable Cumulative Loss Limit % (not applicable until October 2008) N/A 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
3) Basis Risk Payments 2,310.75
A Trigger Event will occur if either (1) or (2) is True: 4) To Class P 0.00
1) Rolling Three Month Delinq % >= Limit ( D > = F ) NO 5) to Swap Account 2,060,303.80
2) Cumultive Loss % exceeds applicable limit % ( I > J ) NO 6) Remaining Amounts to LT-R 0.00
NO
(B): 2,062,614.55
Stepdown Date:
(A)-(B): 0.00
Relevant information:
Senior Enhancement Percentage
16.951%
Senior Enhancement Percentage for purposes of Stepdown 16.951%
The later to occur of:
1) First payment date when Seniors are reduced to zero.
NO
2) later of (x) October 2009 NO
(y) Date when Senior Enhancement % >= 33.80%.
NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Oct 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,162,896,245.54
3,532,297.06
0.00
1,159,363,948.48
356,007.40
3,099,431.75
76,857.91
0.00
0.00
3,532,297.06
7,836,898.30
484,389.67
0.00
0.00
0.00
0.00
0.00
7,352,508.63
18,032.54
0.00
10,902,838.23
6,124
6,112
0.9969625002
8.09155%
7.59155%
12.54076%
0.00
0.00
0.00
0.00
676,976.22
3
0
0.00
0.00
484,389.67
0.00
0.00
0.00
0.00
0.00
155,545,644.69
61,223.16
0.00
155,484,421.53
57,367.67
0.00
3,855.49
0.00
0.00
61,223.16
1,056,137.08
64,810.89
0.00
0.00
0.00
0.00
0.00
991,326.19
0.00
0.00
1,052,549.35
1,340
1,340
0.9996063975
8.14786%
7.64786%
12.66230%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
64,810.89
0.00
0.00
0.00
0.00
0.00
1,007,350,600.85
3,471,073.90
0.00
1,003,879,526.95
298,639.73
3,099,431.75
73,002.42
0.00
0.00
3,471,073.90
6,780,761.22
419,578.78
0.00
0.00
0.00
0.00
0.00
6,361,182.44
18,032.54
0.00
9,850,288.88
4,784
4,772
0.9965542544
8.08286%
7.58286%
12.52199%
0.00
0.00
0.00
0.00
676,976.22
3
0
0.00
0.00
419,578.78
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
1,586 116,287,266.90 10.03% 580 43,582,118.63 28.03% 1,006 72,705,148.27 7.24%
100K to 199.99K
2,562 368,352,310.60 31.77% 671 91,149,563.66 58.62% 1,891 277,202,746.94 27.61%
200K to 299.99K
1,034 249,507,970.83 21.52% 86 19,729,179.77 12.69% 948 229,778,791.06 22.89%
300K to 399.99K
447 154,074,984.81 13.29% 3 1,023,559.47 0.66% 444 153,051,425.34 15.25%
400K to 499.99K
230 102,785,523.52 8.87% 0 0.00 0.00% 230 102,785,523.52 10.24%
500K to 599.99K
124 67,632,835.99 5.83% 0 0.00 0.00% 124 67,632,835.99 6.74%
600K to 699.99K
64 41,242,868.46 3.56% 0 0.00 0.00% 64 41,242,868.46 4.11%
700K to 799.99K
25 18,504,208.77 1.60% 0 0.00 0.00% 25 18,504,208.77 1.84%
800K to 899.99K
9 7,609,181.93 0.66% 0 0.00 0.00% 9 7,609,181.93 0.76%
900K to 999.99K
8 7,430,808.78 0.64% 0 0.00 0.00% 8 7,430,808.78 0.74%
1000K to 1099.99K
11 11,448,816.51 0.99% 0 0.00 0.00% 11 11,448,816.51 1.14%
1100K to 1199.99K
7 7,986,869.39 0.69% 0 0.00 0.00% 7 7,986,869.39 0.80%
1200K to 1299.99K
3 3,708,201.99 0.32% 0 0.00 0.00% 3 3,708,201.99 0.37%
1300K to 1399.99K
1 1,350,000.00 0.12% 0 0.00 0.00% 1 1,350,000.00 0.13%
1400K to 1499.99K
1 1,442,100.00 0.12% 0 0.00 0.00% 1 1,442,100.00 0.14%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K
Balance

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
15 4,207,868.60 0.36% 3 426,639.43 0.27% 12 3,781,229.17 0.38%
6.00% - 6.49%
72 16,047,808.60 1.38% 17 2,174,491.92 1.40% 55 13,873,316.68 1.38%
6.50% - 6.99%
433 108,095,581.41 9.32% 105 14,873,174.56 9.57% 328 93,222,406.85 9.29%
7.00% - 7.49%
798 185,317,646.40 15.98% 216 28,537,115.46 18.35% 582 156,780,530.94 15.62%
7.50% - 7.99%
1,468 300,227,313.62 25.90% 318 40,924,496.09 26.32% 1,150 259,302,817.53 25.83%
8.00% - 8.49%
989 183,001,295.22 15.78% 159 16,765,495.98 10.78% 830 166,235,799.24 16.56%
8.50% - 8.99%
1,002 169,203,612.46 14.59% 188 19,382,160.72 12.47% 814 149,821,451.74 14.92%
9.00% - 9.49%
574 87,704,252.33 7.56% 119 12,272,173.70 7.89% 455 75,432,078.63 7.51%
9.50% - 9.99%
422 64,808,654.02 5.59% 79 8,038,855.55 5.17% 343 56,769,798.47 5.66%
10.00% - 10.49%
157 18,909,713.49 1.63% 51 4,417,689.68 2.84% 106 14,492,023.81 1.44%
10.50% - 10.99%
111 13,091,015.21 1.13% 50 4,648,113.88 2.99% 61 8,442,901.33 0.84%
11.00% - 11.49%
35 4,624,585.86 0.40% 14 1,281,133.24 0.82% 21 3,343,452.62 0.33%
11.50% - 11.99%
28 3,514,958.79 0.30% 14 1,189,211.61 0.76% 14 2,325,747.18 0.23%
12.00% - 12.49%
7 553,669.71 0.05% 7 553,669.71 0.36% 0 0.00 0.00%
12.50% - 12.99%
1 55,972.76 0.00% 0 0.00 0.00% 1 55,972.76 0.01%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.15%
Group 2 Weighted Average Rate: 8.08%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
50 23,503,872.02 2.46% 0 0.00 0.00% 50 23,503,872.02 2.85%
3.00% - 3.99%
2 262,110.91 0.03% 0 0.00 0.00% 2 262,110.91 0.03%
4.00% - 4.99%
5 1,060,186.83 0.11% 0 0.00 0.00% 5 1,060,186.83 0.13%
5.00% - 5.99%
3,618 771,709,881.12 80.75% 762 96,681,210.35 74.41% 2,856 675,028,670.77 81.75%
6.00% - 6.99%
949 159,119,914.27 16.65% 302 33,242,909.79 25.59% 647 125,877,004.48 15.24%
Total
4,624
955,655,965.15
100.00%
1,064
129,924,120.14
100.00%
3,560
825,731,845.01
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.68%
Group 2 Weighted Average Margin: 5.53%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
12 3,816,670.37 0.40% 3 426,639.43 0.33% 9 3,390,030.94 0.41%
6.00% - 6.99%
433 106,717,161.96 11.17% 113 16,112,135.38 12.40% 320 90,605,026.58 10.97%
7.00% - 7.99%
1,887 422,366,694.51 44.20% 470 62,466,164.67 48.08% 1,417 359,900,529.84 43.59%
8.00% - 8.99%
1,436 285,488,371.56 29.87% 250 27,492,286.85 21.16% 1,186 257,996,084.71 31.24%
9.00% - 9.99%
651 111,691,191.62 11.69% 136 14,920,688.32 11.48% 515 96,770,503.30 11.72%
10.00% - 10.99%
155 18,973,528.77 1.99% 66 6,242,199.69 4.80% 89 12,731,329.08 1.54%
11.00% - 11.99%
43 6,049,662.44 0.63% 20 1,767,294.64 1.36% 23 4,282,367.80 0.52%
12.00% - 12.99%
7 552,683.92 0.06% 6 496,711.16 0.38% 1 55,972.76 0.01%
Total
4,624
955,655,965.15
100.00%
1,064
129,924,120.14
100.00%
3,560
825,731,845.01
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.04%
Group 2 Weighted Average Lifetime Rate Floor: 8.02%

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
11.00% - 11.99%
12 3,816,670.37 0.40% 3 426,639.43 0.33% 9 3,390,030.94 0.41%
12.00% - 12.99%
429 106,080,486.75 11.10% 112 16,038,086.74 12.34% 317 90,042,400.01 10.90%
13.00% - 13.99%
1,887 422,366,694.51 44.20% 470 62,466,164.67 48.08% 1,417 359,900,529.84 43.59%
14.00% - 14.99%
1,436 285,255,619.24 29.85% 251 27,566,335.49 21.22% 1,185 257,689,283.75 31.21%
15.00% - 15.99%
653 112,297,640.49 11.75% 135 14,785,808.46 11.38% 518 97,511,832.03 11.81%
16.00% - 16.99%
157 19,236,507.43 2.01% 67 6,377,079.55 4.91% 90 12,859,427.88 1.56%
17.00% - 17.99%
43 6,049,662.44 0.63% 20 1,767,294.64 1.36% 23 4,282,367.80 0.52%
18.00% - 18.99%
7 552,683.92 0.06% 6 496,711.16 0.38% 1 55,972.76 0.01%
Total
4,624
955,655,965.15
100.00%
1,064
129,924,120.14
100.00%
3,560
825,731,845.01
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.04%
Group 2 Weighted Average Lifetime Rate Ceiling: 14.03%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,624 955,655,965.15 100.00% 1,064 129,924,120.14 100.00% 3,560 825,731,845.01 100.00%
Total
4,624
955,655,965.15
100.00%
1,064
129,924,120.14
100.00%
3,560
825,731,845.01
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
4,624 955,655,965.15 100.00% 1,064 129,924,120.14 100.00% 3,560 825,731,845.01 100.00%
Total
4,624
955,655,965.15
100.00%
1,064
129,924,120.14
100.00%
3,560
825,731,845.01
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
4,624 955,655,965.15 100.00% 1,064 129,924,120.14 100.00% 3,560 825,731,845.01 100.00%
Total
4,624
955,655,965.15
100.00%
1,064
129,924,120.14
100.00%
3,560
825,731,845.01
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
233 58,869,382.48 5.08% 37 4,521,821.50 2.91% 196 54,347,560.98 5.41%
3 Units
12 3,144,504.38 0.27% 1 236,800.00 0.15% 11 2,907,704.38 0.29%
4 Units
5 1,252,116.53 0.11% 1 230,488.60 0.15% 4 1,021,627.93 0.10%
Condominium
409 77,775,305.51 6.71% 126 14,809,599.33 9.52% 283 62,965,706.18 6.27%
Modular Home
1 104,884.87 0.01% 0 0.00 0.00% 1 104,884.87 0.01%
Planned Unit Development
909 213,832,779.81 18.44% 182 25,393,070.18 16.33% 727 188,439,709.63 18.77%
Single Family
4,543 804,384,974.90 69.38% 993 110,292,641.92 70.93% 3,550 694,092,332.98 69.14%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Property Type
Type

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
6,112 1,159,363,948.48 100.00% 1,340 155,484,421.53 100.00% 4,772 1,003,879,526.95 100.00%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
15.00%-19.99%
1 49,924.05 0.00% 0 0.00 0.00% 1 49,924.05 0.00%
20.00%-24.99%
2 389,502.71 0.03% 0 0.00 0.00% 2 389,502.71 0.04%
25.00%-29.99%
6 390,312.28 0.03% 0 0.00 0.00% 6 390,312.28 0.04%
30.00%-34.99%
8 667,939.88 0.06% 2 134,927.39 0.09% 6 533,012.49 0.05%
35.00%-39.99%
8 682,701.47 0.06% 0 0.00 0.00% 8 682,701.47 0.07%
40.00%-44.99%
22 3,206,781.94 0.28% 2 199,928.60 0.13% 20 3,006,853.34 0.30%
45.00%-49.99%
21 2,794,403.35 0.24% 1 89,989.97 0.06% 20 2,704,413.38 0.27%
50.00%-54.99%
33 4,666,916.96 0.40% 1 32,460.88 0.02% 32 4,634,456.08 0.46%
55.00%-59.99%
37 6,361,438.66 0.55% 2 140,568.64 0.09% 35 6,220,870.02 0.62%
60.00%-64.99%
58 10,540,366.96 0.91% 6 497,243.90 0.32% 52 10,043,123.06 1.00%
65.00%-69.99%
91 16,213,646.87 1.40% 2 169,853.75 0.11% 89 16,043,793.12 1.60%
70.00%-74.99%
113 22,346,576.07 1.93% 2 419,319.69 0.27% 111 21,927,256.38 2.18%
75.00%-79.99%
627 112,078,196.71 9.67% 143 16,313,945.71 10.49% 484 95,764,251.00 9.54%
80.00%-84.99%
3,009 647,682,048.32 55.87% 692 85,464,982.66 54.97% 2,317 562,217,065.66 56.00%
85.00%-89.99%
291 50,687,517.06 4.37% 23 2,434,577.41 1.57% 268 48,252,939.65 4.81%
90.00%-94.99%
427 75,403,609.55 6.50% 44 5,787,919.06 3.72% 383 69,615,690.49 6.93%
95.00%-99.99%
320 57,708,348.00 4.98% 50 6,033,596.75 3.88% 270 51,674,751.25 5.15%
100.0%-105.0%
1,038 147,493,717.64 12.72% 370 37,765,107.12 24.29% 668 109,728,610.52 10.93%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 86
Group 2 Weighted Average LTV: 83
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
52 5,583,998.85 0.48% 0 0.00 0.00% 52 5,583,998.85 0.56%
217 - 240
1 51,851.44 0.00% 0 0.00 0.00% 1 51,851.44 0.01%
337 - 360
4,224 752,057,309.59 64.87% 938 101,618,206.08 65.36% 3,286 650,439,103.51 64.79%
457 - 480
660 133,938,410.13 11.55% 148 19,571,273.97 12.59% 512 114,367,136.16 11.39%
481 +
1,175 267,732,378.47 23.09% 254 34,294,941.48 22.06% 921 233,437,436.99 23.25%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 426
Group 2 Weighted Average Remaining Amortization Months: 426

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
56 6,285,856.13 0.54% 0 0.00 0.00% 56 6,285,856.13 0.63%
217 - 240
1 51,851.44 0.00% 0 0.00 0.00% 1 51,851.44 0.01%
337 - 360
6,055 1,153,026,240.91 99.45% 1,340 155,484,421.53 100.00% 4,715 997,541,819.38 99.37%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 358
Group 2 Weighted Average Remaining Months: 357
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
52 5,583,998.85 0.48% 0 0.00 0.00% 52 5,583,998.85 0.56%
217 - 240
1 51,851.44 0.00% 0 0.00 0.00% 1 51,851.44 0.01%
337 - 360
4,224 752,057,309.59 64.87% 938 101,618,206.08 65.36% 3,286 650,439,103.51 64.79%
457 - 480
660 133,938,410.13 11.55% 148 19,571,273.97 12.59% 512 114,367,136.16 11.39%
481 +
1,175 267,732,378.47 23.09% 254 34,294,941.48 22.06% 921 233,437,436.99 23.25%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 428
Group 2 Weighted Average Original Amortization Months: 428
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
169 - 192
56 6,285,856.13 0.54% 0 0.00 0.00% 56 6,285,856.13 0.63%
217 - 240
1 51,851.44 0.00% 0 0.00 0.00% 1 51,851.44 0.01%
337 - 360
6,055 1,153,026,240.91 99.45% 1,340 155,484,421.53 100.00% 4,715 997,541,819.38 99.37%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 359

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
79 7,427,760.79 0.64% 23 1,927,408.40 1.24% 56 5,500,352.39 0.55%
ARIZONA
128 25,743,069.97 2.22% 21 3,247,675.22 2.09% 107 22,495,394.75 2.24%
ARKANSAS
20 2,146,107.27 0.19% 4 329,241.19 0.21% 16 1,816,866.08 0.18%
CALIFORNIA
655 255,598,592.77 22.05% 13 2,418,436.15 1.56% 642 253,180,156.62 25.22%
COLORADO
94 18,334,070.03 1.58% 31 4,374,121.53 2.81% 63 13,959,948.50 1.39%
CONNECTICUT
39 7,558,489.90 0.65% 9 1,573,765.54 1.01% 30 5,984,724.36 0.60%
DELAWARE
10 1,870,591.70 0.16% 0 0.00 0.00% 10 1,870,591.70 0.19%
DISTRICT OF COLUMBIA
1 286,917.11 0.02% 0 0.00 0.00% 1 286,917.11 0.03%
FLORIDA
531 110,775,508.24 9.55% 72 9,899,987.89 6.37% 459 100,875,520.35 10.05%
GEORGIA
274 44,018,955.85 3.80% 93 11,768,340.48 7.57% 181 32,250,615.37 3.21%
IDAHO
17 2,318,766.62 0.20% 3 416,457.77 0.27% 14 1,902,308.85 0.19%
ILLINOIS
394 71,271,592.72 6.15% 81 10,064,509.12 6.47% 313 61,207,083.60 6.10%
INDIANA
220 22,509,931.47 1.94% 69 6,392,405.28 4.11% 151 16,117,526.19 1.61%
IOWA
35 3,192,843.20 0.28% 5 518,624.46 0.33% 30 2,674,218.74 0.27%
KANSAS
29 2,921,491.67 0.25% 10 915,612.60 0.59% 19 2,005,879.07 0.20%
KENTUCKY
99 10,621,861.91 0.92% 34 3,270,875.14 2.10% 65 7,350,986.77 0.73%
LOUISIANA
23 2,363,341.11 0.20% 5 419,796.92 0.27% 18 1,943,544.19 0.19%
MAINE
31 5,356,390.47 0.46% 5 620,797.07 0.40% 26 4,735,593.40 0.47%
MARYLAND
116 28,452,495.11 2.45% 27 4,791,344.22 3.08% 89 23,661,150.89 2.36%
MASSACHUSETTS
117 28,862,146.01 2.49% 17 2,560,347.08 1.65% 100 26,301,798.93 2.62%
MICHIGAN
319 40,779,442.55 3.52% 76 7,893,906.98 5.08% 243 32,885,535.57 3.28%
MINNESOTA
110 22,049,040.57 1.90% 24 3,752,868.84 2.41% 86 18,296,171.73 1.82%
MISSISSIPPI
20 1,975,974.53 0.17% 3 249,435.71 0.16% 17 1,726,538.82 0.17%
MISSOURI
114 13,739,089.67 1.19% 36 3,809,741.78 2.45% 78 9,929,347.89 0.99%
MONTANA
3 502,918.79 0.04% 0 0.00 0.00% 3 502,918.79 0.05%
NEBRASKA
14 1,675,929.38 0.14% 3 317,787.41 0.20% 11 1,358,141.97 0.14%
NEVADA
91 23,389,710.09 2.02% 14 2,467,728.27 1.59% 77 20,921,981.82 2.08%
NEW HAMPSHIRE
22 3,708,117.45 0.32% 5 609,208.05 0.39% 17 3,098,909.40 0.31%
NEW JERSEY
124 33,643,836.99 2.90% 17 2,828,342.51 1.82% 107 30,815,494.48 3.07%
NEW MEXICO
25 4,813,422.81 0.42% 4 334,131.90 0.21% 21 4,479,290.91 0.45%
NEW YORK
234 59,491,788.74 5.13% 40 3,773,047.91 2.43% 194 55,718,740.83 5.55%
NORTH CAROLINA
243 37,526,815.98 3.24% 64 7,149,159.87 4.60% 179 30,377,656.11 3.03%
NORTH DAKOTA
5 688,904.41 0.06% 2 195,969.35 0.13% 3 492,935.06 0.05%
OHIO
299 33,021,999.76 2.85% 72 6,255,743.85 4.02% 227 26,766,255.91 2.67%
OKLAHOMA
28 2,797,669.18 0.24% 12 990,262.57 0.64% 16 1,807,406.61 0.18%
OREGON
116 22,795,904.32 1.97% 18 2,554,164.59 1.64% 98 20,241,739.73 2.02%
PENNSYLVANIA
120 15,031,732.54 1.30% 33 3,124,512.42 2.01% 87 11,907,220.12 1.19%
RHODE ISLAND
26 5,497,459.38 0.47% 3 392,351.87 0.25% 23 5,105,107.51 0.51%
SOUTH CAROLINA
98 13,919,725.74 1.20% 36 3,469,344.66 2.23% 62 10,450,381.08 1.04%
SOUTH DAKOTA
4 269,734.54 0.02% 2 125,779.27 0.08% 2 143,955.27 0.01%
TENNESSEE
223 25,530,708.16 2.20% 82 8,030,069.78 5.16% 141 17,500,638.38 1.74%
TEXAS
419 51,063,039.55 4.40% 123 11,390,008.88 7.33% 296 39,673,030.67 3.95%
UTAH
171 28,582,095.72 2.47% 50 6,307,611.43 4.06% 121 22,274,484.29 2.22%
VERMONT
1 126,969.40 0.01% 0 0.00 0.00% 1 126,969.40 0.01%
VIRGINIA
71 16,555,334.12 1.43% 15 2,353,682.14 1.51% 56 14,201,651.98 1.41%
WASHINGTON
132 26,780,486.35 2.31% 34 5,925,027.06 3.81% 98 20,855,459.29 2.08%
WEST VIRGINIA
18 2,584,108.07 0.22% 5 582,886.30 0.37% 13 2,001,221.77 0.20%
WISCONSIN
143 18,425,121.14 1.59% 44 4,981,279.45 3.20% 99 13,443,841.69 1.34%
WYOMING
7 765,944.63 0.07% 1 110,622.62 0.07% 6 655,322.01 0.07%
Total
6,112
1,159,363,948.48
100.00%
1,340
155,484,421.53
100.00%
4,772
1,003,879,526.95
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
1
2
3
4
5
6
7
8
GEORGIA
TEXAS
ILLINOIS
FLORIDA
TENNESSEE
MICHIGAN
NORTH CAROLINA
INDIANA
UTAH
OHIO
WASHINGTON
WISCONSIN
MARYLAND
COLORADO
MISSOURI
NEW YORK
MINNESOTA
SOUTH CAROLINA
KENTUCKY
ARIZONA
PENNSYLVANIA
NEW JERSEY
MASSACHUSETTS
OREGON
NEVADA
CALIFORNIA
VIRGINIA
ALABAMA
CONNECTICUT
OKLAHOMA
KANSAS
MAINE
NEW HAMPSHIRE
WEST VIRGINIA
IOWA
LOUISIANA
IDAHO
RHODE ISLAND
NEW MEXICO
ARKANSAS
NEBRASKA
MISSISSIPPI
NORTH DAKOTA
SOUTH DAKOTA
WYOMING
%
Collateral Balance Distribution by State
GROUP 1
0
4
8
12
16
20
24
28
CALIFORNIA
FLORIDA
ILLINOIS
NEW YORK
TEXAS
MICHIGAN
GEORGIA
NEW JERSEY
NORTH CAROLINA
OHIO
MASSACHUSETTS
MARYLAND
ARIZONA
UTAH
NEVADA
WASHINGTON
OREGON
MINNESOTA
TENNESSEE
INDIANA
VIRGINIA
COLORADO
WISCONSIN
PENNSYLVANIA
SOUTH CAROLINA
MISSOURI
KENTUCKY
CONNECTICUT
ALABAMA
RHODE ISLAND
MAINE
NEW MEXICO
NEW HAMPSHIRE
IOWA
KANSAS
WEST VIRGINIA
LOUISIANA
IDAHO
DELAWARE
ARKANSAS
OKLAHOMA
MISSISSIPPI
NEBRASKA
WYOMING
MONTANA
NORTH DAKOTA
DISTRICT OF
COLUMBIA
SOUTH DAKOTA
VERMONT
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
6,111
1,159,299,067.43
99.99%
1,159,577,060.80
1
64,881.05
0.01%
65,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6,112
1,159,363,948.48
1,159,642,060.80
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
6,111
1,159,299,067.43
99.99%
1,159,577,060.80
1
64,881.05
0.01%
65,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
6,112
1,159,363,948.48
100.00%
1,159,642,060.80
All Groups
Current
30 - 59
days
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,339
155,419,540.48
99.96%
155,463,052.68
1
64,881.05
0.04%
65,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,340
155,484,421.53
155,528,052.68
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,339
155,419,540.48
99.96%
155,463,052.68
1
64,881.05
0.04%
65,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,340
155,484,421.53
100.00%
155,528,052.68
Group 1
Current
30 - 59 days
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
4,772
1,003,879,526.95
100.00%
1,004,114,008.12
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,772
1,003,879,526.95
1,004,114,008.12
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
4,772
1,003,879,526.95
100.00%
1,004,114,008.12
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,772
1,003,879,526.95
100.00%
1,004,114,008.12
Group 2
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Oct 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
1 64,881.05 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
1
64,881.05
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
1
64,881.05
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
1
64,881.05
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
1 64,881.05 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
1
64,881.05
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
1
64,881.05
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
1
64,881.05
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
Group 2
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
1 64,881.05
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2006
Count
Balance ($)
30 - 59 days
1 64,881.05
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Balance ($)
30 - 59 days

Distribution Date: Oct 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
0.03%
3,855.49
3.72%
3,172,434.17
3.23%
3,176,289.66
Life CPR
0.03% 3.72% 3.23%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)

Distribution Date: Oct 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Oct 25, 2006
REO LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Oct 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 2
12 3,100,025.00 3,099,431.75 0.00 1,007,350,600.85
TOTAL:
12
3,100,025.00
3,099,431.75
0.00
0.31%
99.69%
2
Prepayment 0.31%
Liquidation 0.00%
Beginning Balance 99.69%
Total: 100.00%
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121356620 63,000.00 62,964.50 62,928.73 0.00 0.00 0.00 Voluntary PIF
09/14/2006
35.77 8.850%
0.00
121903553 164,000.00 163,976.34 163,952.47 0.00 0.00 0.00 Voluntary PIF
09/21/2006
23.87 10.300%
2,251.94
121928352 492,000.00 492,000.00 492,000.00 0.00 0.00 0.00 Voluntary PIF
09/18/2006
0.00 7.550%
0.00
121939177 436,500.00 436,500.00 436,500.00 0.00 0.00 0.00 Voluntary PIF
09/13/2006
0.00 8.600%
15,015.60
121944623 76,500.00 76,499.88 76,499.88 0.00 0.00 0.00 Voluntary PIF
09/25/2006
0.00 7.600%
765.00
121948905 444,000.00 444,000.00 444,000.00 0.00 0.00 0.00 Voluntary PIF
09/12/2006
0.00 7.550%
0.00
121396089 528,000.00 528,000.00 528,000.00 0.00 0.00 0.00 Voluntary PIF
09/08/2006
0.00 7.750%
0.00
121906200 141,900.00 141,900.00 141,900.00 0.00 0.00 0.00 Voluntary PIF
09/11/2006
0.00 8.550%
0.00
121935951 147,725.00 147,637.34 147,549.05 0.00 0.00 0.00 Voluntary PIF
09/15/2006
88.29 8.600%
0.00
121937908 225,000.00 224,874.51 224,748.09 0.00 0.00 0.00 Voluntary PIF
09/20/2006
126.42 8.900%
0.00
121940217 30,600.00 30,569.14 30,553.53 0.00 0.00 0.00 Voluntary PIF
09/21/2006
15.61 9.400%
0.00
121952766 350,800.00 350,800.00 350,800.00 0.00 0.00 0.00 Voluntary PIF
09/20/2006
0.00 8.450%
0.00
Total:
12
3,100,025.00
3,099,721.71
289.96
3,099,431.75
0.00
0.00
0.00
18,032.54

Distribution Date: Oct 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
First Franklin Mortgage Loan Trust Mortgage Pass-Through Certificates Series 2006-FF14
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #